Acquisitions - Retail Propane Businesses (Details)		3 Months Ended								12 Months Ended
	Mar. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2018 USD ($) facility	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Fair Value of Assets Acquired and Liabilities Assumed
Goodwill		$ 1,204,607,000				$ 1,321,289,000				$ 1,204,607,000	$ 1,321,289,000	$ 1,187,934,000
Total revenues		4,946,132,000	$ 4,353,783,000	$ 3,876,676,000	$ 3,730,705,000	$ 3,716,480,000	$ 3,311,532,000	$ 3,005,460,000	$ 2,673,731,000	16,907,296,000	12,707,203,000	11,468,646,000
Operating income										$ (17,174,000)	$ 205,925,000	$ (148,699,000)
Retail Propane Business 2018 Acquisitions Acquisition Accounting In Process
Business Acquisition
Business combination number for which acquisition accounting is not completed | facility										7
Total consideration to acquire additional interest										$ 30,900,000
Number of businesses sold	3
Fair Value of Assets Acquired and Liabilities Assumed
Current assets		2,372,000								2,372,000
Property, plant and equipment		11,370,000								11,370,000
Goodwill		2,251,000								2,251,000
Intangible assets		16,765,000								16,765,000
Current liabilities		(1,588,000)								(1,588,000)
Other noncurrent liabilities		(291,000)								(291,000)
Fair value of net assets acquired		$ 30,879,000								30,879,000
Total revenues										17,000,000
Operating income										$ 1,700,000
Business combination number disclosed for revenues and operating income | facility										3
General and administrative expense										$ 100,000
Retail Propane Business 2017 Acquisitions Accounting Completed
Fair Value of Assets Acquired and Liabilities Assumed
Business combination number for which acquisition accounting is completed | facility										4
Adjustment, current assets										$ (200,000)
Adjustment, current liabilities										400,000
Minimum | Retail Propane Business 2017 Acquisitions Accounting Completed
Fair Value of Assets Acquired and Liabilities Assumed
Adjustment, property, plant and equipment										$ (100,000)